Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Lease support arrangements, deposit paid on behalf of related parties	$ 0.0	$ 1.5